Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities
Net Loss	$ (539,164)	$ (906,633)	$ (1,056,742)	$ (781,001)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	15,203	11,606	15,959	4,516
Impairment of Real Estate			29,281	0
Changes in Operating Assets and Liabilities
Rent Receivable	16,660	8,675	10,597	(28,857)
Prepaid Expenses	50,350	7,458	(18,783)	(666)
Accounts Payable and Accrued Expenses	(472,703)	(476,566)	138,060	835,139
Accrued Interest - Related Parties	76,122	1,370,006	2,662,189	2,721,459
Tenant Security Deposits	(2,550)	(3,725)	(5,725)	10,900
Builder Deposits	(145,705)	0	0	5,900,000
Net Cash (Used In) Provided By Operating Activities	(1,001,787)	10,821	1,774,836	8,661,490
Cash Flows From Investing Activities
Cash Paid in Deposits			(2,112)	(21,491)
Change in Restricted Cash	(18,957)	(20,890)	(31,761)	(2,600,000)
Real Estate Purchases and Development Costs	(3,388,317)	(8,188,668)	(13,782,784)	(25,060,313)
Purchase of Fixed Assets	(7,891)	(1,800)	(9,074)	(46,024)
Net Cash Used In Investing Activities	(3,415,165)	(8,211,358)	(13,825,731)	(27,727,828)
CASH FLOW FROM FINANCING ACTIVITIES
Capital Contribution - Related Party	178,600	0	0	2,500,000
Proceeds from Notes Payable	2,732,229	6,021,640	9,941,942	3,278,005
Repayments to Note Payable	(6,000,000)	0
Financing Fees Paid	(110,000)	0	(109,285)	(1,005,170)
Net Proceeds (Repayments) from Notes Payable - Related Parties	7,819,408	392,255	318,881	16,243,983
Net Cash Provided By Financing Activities	4,620,237	6,413,895	10,151,538	21,016,818
Net Increase (Decrease) in Cash	203,285	(1,786,642)	(1,899,357)	1,950,480
Cash - Beginning of Year	392,172	2,291,529	2,291,529	341,049
Cash - End of Year	595,457	504,887	392,172	2,291,529
Supplementary Cash Flow Information
Cash Paid For Interest	905,376	943,446	0	0
Cash Paid For Taxes	0	0	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Debt Discount From Related Party Imputed Interest	0	622,431	963,681	622,431
Forgiveness of Notes Payable - Related Parties	4,560,085	0	26,913,525	0
Amortization of Debt Discount - Related Party Capitalized			933,647	311,215
Amortization of Debt Discount Capitalized	$ 284,880	$ 342,269	$ 608,125	$ 151,095